Credit risk	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Credit risk

8	Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the reporting date. The Company has policies in place to ensure that intellectual property licenses are made to customers with an appropriate credit history and monitors on a continuous basis the ageing profile of its receivables. Cash balances are held with high credit quality financial institutions, and the Company has policies to limit the amount of credit exposure to any financial institution.

Except as detailed below, the carrying amount of financial assets recorded in the consolidated financial statements, which is net of impairment losses, if any, represents the Company’s maximum exposure to credit risk.

Maximum credit risk

	2025	2024
	€	€

Cash and cash equivalents	1,058	11

The Company does not hold any collateral or other credit enhancements to cover this credit risk.